WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Warrants [Abstract]
Schedule of Warrants Issued	The Warrants issued by Arrival as of March 24 were as follows:

Warrants	Number of Warrants	Value (USD thousand)
Private Warrants	7,175,000	79,858
Public Warrants	12,937,493	128,728
Total	20,112,493	208,586

Schedule of Movement in Warrants
The movement of the warrants during the year was as follows:

Warrants	Number of Warrants	Value (USD thousand)
January 1, 2021	—	—
Warrants issued by Arrival	20,112,493	208,586
Change in fair value	—	(122,299)
Warrants exercised	(17,009,291)	(82,669)
Warrants redeemed	(711,536)	(7)
Foreign exchange difference	—	—
Total	2,391,666	3,611